Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Assets [Abstract]
Schedule of other current assets
	As of December 31
	2020	2019
	USD thousands
Receivables	-	1,493
Government authorities	197	182
Prepaid expenses and other receivables	780	232
Total other current assets	977	1,907